Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit (loss) for the period (in € thousands)	€ 67,259	€ (101,221)	€ (65,144)
Weighted average number of ordinary shares for the period (shares)	44,739,756,000	38,858,617,000	36,987,982,000
Basic earnings (loss) per share (€/share)	€ 1.51	€ (2.60)	€ (1.76)
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in shares)	55,613,634,000	38,858,617,000	36,987,982,000
Diluted earnings (loss) per share (€/share)	€ 1.23	€ (2.60)	€ (1.76)